Submission	Mar. 06, 2026
Submission [Line Items]
Central Index Key	0001940674
Registrant Name	SMX (Security Matters) Public Ltd Co
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A